Fair values of financial assets and liabilities - Movements in level 3 financial liabilities portfolio (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 553,774
Balance at end of period	552,596	£ 651,575
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	8	804
Gains recognised in the income statement within other income	8	(30)
Redemptions	13	(649)
Transfers into the level 3 portfolio	398
Balance at end of period	401	125
Gains recognised in the income statement within other income relating to those liabilities held at 30 June 2018	8	(30)
Level 3 | At fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Redemptions	1
Transfers into the level 3 portfolio	53
Balance at end of period	52
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	8	804
Gains recognised in the income statement within other income	8	(30)
Redemptions	12	(649)
Transfers into the level 3 portfolio	345
Balance at end of period	349	125
Gains recognised in the income statement within other income relating to those liabilities held at 30 June 2018	£ 8	£ (30)